Trade and other payables (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	£ 1,977	£ 2,135
Deferred income	440	298
Social security and other taxes	173	136
Other payables	863	776
Trade and other current payables	3,453	3,345	[1]
Customer contributions	£ 85	£ 89

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).